Himax Technologies, Inc. (the Parent Company only) - Condensed Statements of Financial Position (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
IFRS Statement [Line Items]
Cash	$ 101,055	$ 106,437	$ 138,023	$ 184,452
Financial asset at amortized cost	11,049	11,229
Other receivable from related party	1,200	2,780
Other current assets	18,559	17,731
Financial assets at fair value through profit or loss	13,500	9,768
Total assets	818,481	836,678
Current liabilities	380,890	391,155
Total equity	431,244	442,287	453,588	467,138
Total liabilities and equity	818,481	836,678
Equity attributable to owners of parent [member]
IFRS Statement [Line Items]
Cash	1,002	813	1,362	759
Financial asset at amortized cost	4,920	4,819
Other receivable from related party	0	2,780
Other current assets	169	502
Financial assets at fair value through profit or loss	11,985	8,230
Investments in subsidiaries and affiliates	743,331	755,680
Total assets	761,407	772,824
Current liabilities	169	227
Secured borrowings	164,000	164,000
Debt borrowing from a subsidiary	164,251	162,049
Total equity	432,987	446,548	$ 455,323	$ 466,720
Total liabilities and equity	$ 761,407	$ 772,824